UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21327

Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Balanced Opportunity Fund
February 28, 2007 (Unaudited)

Common Stocks--70.1%	Shares	Value ($)

Consumer Discretionary--9.6%
Apollo Group, Cl. A	200,000 a,b	9,458,000
Cabela's	670,000 a,b	16,656,200
Career Education	350,000 a,b	10,353,000
Corinthian Colleges	1,500,000 a,b	20,925,000
Cost Plus	600,500 a,b	6,449,370
Interpublic Group of Cos.	300,000 a,b	3,777,000
		67,618,570
Consumer Staples--5.7%
Coca-Cola	220,000	10,269,600
CVS	290,000	9,108,900
Nestle, ADR	120,000	11,179,200
Wal-Mart Stores	200,000	9,660,000
		40,217,700
Energy--4.3%
Chevron	215,000	14,751,150
Exxon Mobil	215,000	15,411,200
		30,162,350
Financial--14.3%
American International Group	240,000	16,104,000
Bank of America	273,000	13,887,510
Berkshire Hathaway, Cl. A	120 b	12,742,800
Citigroup	234,000	11,793,600
Doral Financial	1,475,000 b	3,200,750
Fannie Mae	263,700	14,959,701
Freddie Mac	87,200	5,596,496
JPMorgan Chase & Co.	290,000	14,326,000
Marsh & McLennan Cos.	280,000	8,237,600
		100,848,457
Health Care--16.4%
Amgen	152,300 b	9,786,798
Bausch & Lomb	120,000 a	6,271,200
Cardinal Health	270,000	18,924,300
Johnson & Johnson	169,000	10,655,450
Medtronic	325,000	16,367,000
Merck & Co.	175,000	7,728,000
Pfizer	685,000	17,097,600
Wright Medical Group	187,200 b	4,183,920
Wyeth	200,000	9,784,000
Zimmer Holdings	165,000 b	13,914,450
		114,712,718
Industrial--4.3%
General Electric	417,000	14,561,640
Tyco International	518,000	15,969,940
		30,531,580
Information Technology--15.5%
BISYS Group	642,512 b	8,442,607
Dell	220,000 b	5,027,000
Electronic Data Systems	550,000	15,411,000
First Data	335,000	8,552,550
Fiserv	245,000 b	12,975,200
Hewitt Associates, Cl. A	500,000 b	15,010,000
Microchip Technology	300,000	10,680,000

Microsoft	900,000	25,353,000
Western Union	360,000	7,801,200
		109,252,557
Total Common Stocks
(cost $411,967,444)		493,343,932

Preferred Stocks--2.7%

Consumer Discretionary--.5%
General Motors,
Cum. $1.84	180,000	3,681,450
Financial--1.4%
Citigroup Capital VII,
Cum. $1.78	300,000	7,650,000
GMAC,
Cum. $1.83	80,000	1,938,400
		9,588,400
Telecommunication Services--.8%
Verizon South,
Ser. F, Cum. $1.75	235,000	5,941,106
Total Preferred Stocks
(cost $19,336,038)		19,210,956

	Coupon	Maturity	Principal
Bonds and Notes--25.0%	Rate (%)	Date	Amount ($)	Value ($)

Consumer Discretionary--2.7%
Johnson Controls,
Sr. Notes	5.25	1/15/11	2,000,000	2,006,610
Johnson Controls,
Notes	6.30	2/1/08	2,000,000	2,007,270
Tribune,
Unscd. Notes	4.88	8/15/10	4,500,000	4,380,449
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	10,000,000	10,450,170
				18,844,499
Consumer Staples--.7%
H.J. Heinz,
Notes	6.00	3/15/08	5,000,000 a	5,009,100
Energy--1.0%
Marathon Oil,
Notes	5.38	6/1/07	5,000,000	4,998,880
Tuboscope,
Gtd. Notes	7.50	2/15/08	2,000,000	2,031,272
				7,030,152
Financial--9.5%
Bank of America,
Sr. Notes	4.38	12/1/10	665,000	651,852
Bank of America,
Sub. Notes	7.13	3/1/09	3,200,000	3,321,379
Bear Stearns Cos.,
Sr. Unsub. Notes, Ser. INC1	3.50	2/15/09	1,182,000	1,137,223
Caterpillar Financial Services,
Notes, Ser. F	3.70	8/15/08	5,000,000	4,899,655
Countrywide Home Loan,
Notes, Ser. K	4.25	12/19/07	4,376,000	4,338,279
Ford Motor Credit,
Notes	5.56	3/13/07	55,000 c	54,656
General Electric Capital,
Notes, Ser. A	6.13	2/22/11	10,000,000	10,393,120
GMAC,
Bonds	6.15	4/5/07	2,000,000 a	2,001,678

GMAC,
Notes	6.75	12/1/14	203,000	202,758
Goldman Sachs Group,
Notes	7.35	10/1/09	10,000,000	10,565,200
HSBC Finance,
Sr. Unscd. Notes, Ser. NOtz	5.15	9/15/08	5,000,000	5,001,150
International Lease Finance,
Notes, Ser. O	4.55	10/15/09	4,000,000	3,935,200
International Lease Finance,
Unsub. Notes	4.75	7/1/09	5,015,000	4,983,897
JPM Capital Trust I,
Gtd. Cap. Secs.	7.54	1/15/27	1,500,000	1,555,622
Marsh & McLennan Cos.,
Sr. Notes	7.13	6/15/09	5,000,000 a	5,194,190
Textron Financial,
Notes	5.50	9/16/09	2,000,000	2,002,606
UBS/Stamford, CT.,
Sr. Unsub. Notes	5.40	11/28/07	5,000,000	5,000,820
Wells Fargo Bank N.A.,
Sub. Notes	7.55	6/21/10	1,000,000	1,074,248
				66,313,533
Health Care--1.1%
Pharmacia,
Notes	5.88	12/1/08	7,500,000 c	7,613,175
Industrial--2.2%
Cardinal Health,
Notes	6.25	7/15/08	4,000,000	4,049,712
Cardinal Health,
Unscd. Notes	6.75	2/15/11	10,925,000	11,519,757
U.S. Air,
Enhanced Equip. Notes, Ser. CL
C	8.93	10/15/09	114,798 d,e	11
				15,569,480
Information Technology--.7%
Fiserv,
Notes	4.00	4/15/08	5,000,000	4,921,060
Materials--.2%
Chevron Phillips Chemical,
Notes	5.38	6/15/07	1,500,000	1,499,135
Telecommunication Services--1.3%
GTE North,
Debs., Ser. D	6.90	11/1/08	7,000,000	7,179,207
GTE Northwest,
Debs., Ser. C	6.30	6/1/10	1,055,000	1,085,125
Pacific Bell,
Notes	6.13	2/15/08	1,000,000	1,007,656
				9,271,988
U.S. Government Agencies--4.5%
Federal Home Loan Banks,
Bonds	4.50	7/12/10	10,300,000 c	10,263,270
Federal Home Loan Banks,
Bonds	5.25	9/29/14	5,000,000 c	4,974,300
Federal Home Loan Mortgage Corp.,
Notes	3.75	4/15/07	6,000,000	5,988,786
Federal Home Loan Mortgage Corp.,
Notes	4.00	9/13/19	1,500,000 c	1,469,066
Federal National Mortgage
Association, Notes, Ser. 1	5.00	7/27/15	8,675,000 c	8,599,675
				31,295,097

U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp
5.50%, 9/1/34			26,885	26,731
Federal National Mortgage Association
5.50%, 9/1/34			107,251	106,606
6.00%, 5/1/33			97,108	98,295
8.00%, 3/1/30			1,452	1,532
				233,164
U.S. Government Securities--.9%
U.S. Treasury Notes	6.13	8/15/07	6,500,000 a	6,533,774
Utilities--.2%
Wisconsin Power & Light,
Notes	7.00	6/15/07	1,500,000	1,506,605
Total Bonds and Notes
(cost $176,821,308)				175,640,762

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,288,000)	2,288,000 [f]	2,288,000

Investment of Cash Collateral for
Securities Loaned--6.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $45,156,320)	45,156,320 [f]	45,156,320

Total Investments (cost $655,569,110)	104.5%	735,639,970
Liabilities, Less Cash and Receivables	(4.5%)	(31,861,102)
Net Assets	100.0%	703,778,868

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At February 28, 2007, the total market value of the fund's securities on loan is $42,640,574 and the total market value of the collateral held by the fund is $45,156,320.
b	Non-income producing security.
c	Variable rate security--interest rate subject to periodic change.
d	The value of this security has been determined in good faith under the direction of the Board of Directors.
e	Non-income producing--security in default.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Blue Chip Fund
February 28, 2007 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--24.0%
Apollo Group, Cl. A	7,000 a	331,030
Cabela's	31,500 a,b	783,090
Career Education	35,100 a,b	1,038,258
Corinthian Colleges	95,000 a	1,325,250
Cost Plus	31,000 a,b	332,940
Home Depot	12,000	475,200
Interpublic Group of Cos.	69,000 a,b	868,710
Kohl's	4,500 a	310,455
Viacom, Cl. B	6,000 a	234,240
Wyndham Worldwide	7,000 a	246,400
		5,945,573
Consumer Staples--7.8%
Coca-Cola	18,500	863,580
Nestle, ADR	3,000	279,480
Wal-Mart Stores	16,000	772,800
		1,915,860
Energy--1.9%
Chevron	3,500	240,135
Exxon Mobil	3,300	236,544
		476,679
Financial--21.5%
American International Group	15,000	1,006,500
Bank of America	9,000	457,830
Berkshire Hathaway, Cl. B	290 a	1,021,670
Citigroup	5,000	252,000
Doral Financial	57,600 a	124,992
Fannie Mae	15,000	850,950
Freddie Mac	3,000	192,540
JPMorgan Chase & Co.	8,000	395,200
Marsh & McLennan Cos.	34,500	1,014,990
		5,316,672
Health Care--20.4%
Amgen	6,500 a	417,690
Bausch & Lomb	11,900	621,894
Cardinal Health	10,500	735,945
Johnson & Johnson	8,000	504,400
Medtronic	6,300	317,268
Merck & Co.	10,000	441,600
Pfizer	44,800	1,118,208
Wright Medical Group	15,000 a	335,250
Wyeth	6,000	293,520
Zimmer Holdings	3,000 a	252,990
		5,038,765
Industrials--4.4%
General Electric	7,000	244,440
Tyco International	27,000	832,410
		1,076,850
Information Technology--19.7%
BISYS Group	61,600 a	809,424
Dell	13,000 a	297,050
Electronic Data Systems	29,800	834,996
First Data	13,000	331,890
Hewitt Associates, Cl. A	31,400 a	942,628
Microsoft	49,000	1,380,330

Western Union	13,000	281,710
		4,878,028
Total Common Stocks
(cost $21,302,425)		24,648,427

Investment of Cash Collateral for
Securities Loaned--7.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,905,250)	1,905,250 [c]	1,905,250

Total Investments (cost $23,207,675)	107.4%	26,553,677
Liabilities, Less Cash and Receivables	(7.4%)	(1,840,743)
Net Assets	100.0%	24,712,934

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At February 28, 2007, the total market value of the fund's securities on loan is $1,771,112 and the total market value of the collateral held by the fund is $1,905,250.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Fund
February 28, 2007 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--19.2%
Cabela's	49,000 a,b	1,218,140
Cost Plus	190,000 a,b	2,040,600
Home Depot	17,300	685,080
Interpublic Group of Cos.	92,000 a,b	1,158,280
		5,102,100
Consumer Services--20.6%
Apollo Group, Cl. A	32,600 b	1,541,654
Career Education	66,000 a,b	1,952,280
Corinthian Colleges	142,000 b	1,980,900
		5,474,834
Consumer Staples--3.3%
Coca-Cola	19,000	886,920
Financial--19.2%
American International Group	18,000	1,207,800
Berkshire Hathaway, Cl. A	12b	1,274,280
Doral Financial	130,000 b	282,100
Fannie Mae	19,000	1,077,870
Marsh & McLennan Cos.	42,000	1,235,640
		5,077,690
Health Care--15.2%
Bausch & Lomb	17,000	888,420
Cardinal Health	9,000	630,810
Johnson & Johnson	10,500	662,025
Pfizer	57,500	1,435,200
Wright Medical Group	18,000 b	402,300
		4,018,755
Industrial--2.0%
Tyco International	17,000	524,110
Information Technology--20.2%
BISYS Group	90,000 b	1,182,600
Dell	28,800 b	658,080
Electronic Data Systems	29,000	812,580
Hewitt Associates, Cl. A	39,000 b	1,170,780
Microsoft	54,000	1,521,180
		5,345,220
Total Common Stocks
(cost $22,690,829)		26,429,629

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $61,000)	61,000 c	61,000

Investment of Cash Collateral for
Securities Loaned--19.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,050,474)	5,050,474 c	5,050,474

Total Investments (cost $27,802,303)	119.0%	31,541,103
Liabilities, Less Cash and Receivables	(19.0%)	(5,034,013)

Net Assets	100.0%	26,507,090

a	All or a portion of these securities are on loan. At February 28, 2007, the total market value of the fund's securities on loan is $4,639,656 and the total market value of the collateral held by the fund is $5,050,474.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)